Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Summary Of Premises And Equipment
A summary of premises and equipment and related accumulated depreciation is summarized as follows (in thousands):

	Estimated Useful Life	2013	2012

Land		$31,499	$29,383
Buildings and improvements	10 to 30 yrs.	85,879	76,892
Equipment	3 to 7 yrs.	39,418	38,539
		156,796	144,814
Less: accumulated depreciation		(74,248)	(72,086)
		$82,548	$72,728